                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];   Amendment Number: _______________________________
         This Amendment   (Check only one.):   [ ]  is a restatement.
                                               [ ]  adds new holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Oberweis Asset Management, Inc.
Address:   951 Ice Cream Dr., Suite 200
           North Aurora, IL 60542

Form 13F File Number:   28-4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Patrick B. Joyce
Title:     Executive Vice President
Phone:     (800) 323-6166

Signature, Place, and Date of Signing:


Patrick B. Joyce               North Aurora, IL           October 25, 2001
--------------------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers reporting for this Manager:
[If there are no entries in this list, omit this section.]


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:          ___________________

Form 13F Information Table Entry Total:   135 Data Records

Form 13F Information Table Value Total:   $ 115,842   (thousandths)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                               September 30, 2001

                                                                                                               Voting Authority
                                                                                                            ----------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    Cusip   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.C.L.N. Ltd.                  com              M01764105     2046    52140 SH       SOLE                    30000             22140
Abbott Laboratories            com              002824100      228     4400 SH       SOLE                                       4400
Actrade Financial Technologies com              00507p102     1404    76425 SH       SOLE                    40000             36425
AdvancePCS                     com              00790K109     9141   127350 SH       SOLE                   115000             12350
Advanced Magnetics, Inc.       com              00753P103      184    61100 SH       SOLE                    60000              1100
Amarin Corp.                   com              023111107     1840    89700 SH       SOLE                    60000             29700
Amtech Systems, Inc.           com              032332504       99    20000 SH       SOLE                    20000
Andrx Group                    com              034553107     6419    98870 SH       SOLE                    85000             13870
Ansoft Corporation             com              036384105      274    30000 SH       SOLE                    30000
Astropower, Inc.               com              04644A101      759    22000 SH       SOLE                    20000              2000
Axcan                          com              054923107      983    91875 SH       SOLE                    80000             11875
Bio-Vascular, Inc.             com              090923103      199    40000 SH       SOLE                    40000
Bioanalytical Systems, Inc.    com              09058M103      520    89000 SH       SOLE                    80000              9000
Biovail Corp. Intl.            com              09067K106      371     8000 SH       SOLE                     8000
Bradley Pharmaceuticals, Inc.  com              104576103     2013   266935 SH       SOLE                   217500             49435
Buca, Inc.                     com              117769109      224    20000 SH       SOLE                    20000
Cabot Microelectronics Corp.   com              12709p103      959    19845 SH       SOLE                     6000             13845
Caminus Corp.                  com              133766105      860    58550 SH       SOLE                    40000             18550
Carbo Ceramics, Inc.           com              140781105     1114    40200 SH       SOLE                    30000             10200
Caremark RX, Inc.              com              141705103      384    23050 SH       SOLE                    10000             13050
Catapult Communications        com              149016107      615    44700 SH       SOLE                    40000              4700
Central European               com              153435102      769   122000 SH       SOLE                    60000             62000
Chicago Pizza & Brewery        com              167889104      839   178500 SH       SOLE                   120000             58500
Chico's Fas Inc.               com              168615102     4431   188145 SH       SOLE                   150000             38145
Christopher & Banks Corp.      com              171046105     1830    60787 SH       SOLE                    45000             15787
Cima Labs                      com              171796105      243     4000 SH       SOLE                     3500               500
Clark/Bardes Holdings, Inc.    com              180668105      332    15400 SH       SOLE                    15400
Closure Medical Corp.          com              189093107      635    33000 SH       SOLE                    30000              3000
Collectors Universe            com              19421R101       54    68800 SH       SOLE                    60000              8800
Comtech Telecommunications Cor com              205826209      414    28100 SH       SOLE                    24100              4000
Cytyc Corp.                    com              232946103     2491    92900 SH       SOLE                    31000             61900
De Rigo SPA ADR                com              245334107      616    88000 SH       SOLE                    80000              8000
Digital Lightwave Inc.         com              253855100      317    32300 SH       SOLE                    28900              3400
Dr. Reddy's Lab ADR            com              256135203      771    34650 SH       SOLE                    10000             24650
Drugmax, Inc.                  com              262240104       99    20000 SH       SOLE                    20000
Dynacq International, Inc.     com              267919306      301    20000 SH       SOLE                    20000
E.Funds Corp.                  com              28224R101     1487    89325 SH       SOLE                    50000             39325
Ectel Ltd.                     com              M29925100     1022    84850 SH       SOLE                    60000             24850

                         Oberweis Asset Management, Inc
                                    FORM 13F
                               September 30, 2001


                                                                                                              Voting Authority
                                                                                                          ------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    Cusip   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Edge Petroleum                 com              279862106      157    32000 SH       SOLE                    30000              2000
Epiq Systems, Inc.             com              26882D109      335    13150 SH       SOLE                                      13150
Equity Oil Company             com              294749106       90    40000 SH       SOLE                    40000
FEI Co.                        com              30241L109      349    16040 SH       SOLE                    10000              6040
FTI Consulting Inc.            com              302941109      841    28600 SH       SOLE                    25000              3600
Factual Data Corp.             com              303094106      220    20000 SH       SOLE                    20000
Famous Dave's of America       com              307068106     1048   110300 SH       SOLE                    80000             30300
Fibercore, Inc.                com              31563b109      953   397000 SH       SOLE                   300000             97000
First Horizon Pharmaceuticals  com              32051K106     1256    48246 SH       SOLE                    22500             25746
Food Technology Service, Inc.  com              344798103       32    23600 SH       SOLE                    23600
Frenchtex                      com              357814102        3    25000 SH       SOLE                    25000
Frequency Electronic, Inc.     com              358010106      792    66000 SH       SOLE                    60000              6000
Ftd.com                        com              30265F103      285    73900 SH       SOLE                    47100             26800
General Electric Co.           com              369604103      283     7600 SH       SOLE                                       7600
Gentner Communications         com              37245J105     2133   117450 SH       SOLE                    70000             47450
Golden Eagle Minerals, Inc.    com              380961102        1    10000 SH       SOLE                                      10000
Hanover Compressor Company     com              410768105      504    23310 SH       SOLE                     9000             14310
Headwaters, Inc.               com              42210p102     1972   179300 SH       SOLE                   120000             59300
Healthtronics, Inc.            com              4222l1076      169    30000 SH       SOLE                    30000
Homestore.com                  com              437852106       79    10300 SH       SOLE                     6000              4300
Hot Topic Inc.                 com              441339108     2216    88300 SH       SOLE                    80000              8300
Humana Inc.                    com              444859102      135    11200 SH       SOLE                                      11200
ICT Group                      com              44929Y101      279    30340 SH       SOLE                    30000               340
Icon PLC                       com              45103t107      598    18000 SH       SOLE                    15000              3000
Integra Lifesciences           com              457985208      704    25500 SH       SOLE                    25000               500
Integrity, Inc. Class A        com              45817Y103      317    40910 SH       SOLE                    40000               910
Interactive Systems Worldwide, com              45840f105      207    50000 SH       SOLE                    50000
Interlogix                     com              458763109      949    39200 SH       SOLE                    30000              9200
Key Production Company, Inc.   com              493138101      618    53500 SH       SOLE                    40000             13500
King Pharmaceuticals Inc.      com              495582108     1230    29332 SH       SOLE                    26666              2666
Labone                         com              50540L105      880    80000 SH       SOLE                    70000             10000
Landry's Restaurant            com              51508L103      405    27355 SH       SOLE                    24600              2755
Lumenis, LTD                   com              M40868107      444    22100 SH       SOLE                    20000              2100
M-Wave, Inc.                   com              554034108      152    38000 SH       SOLE                    38000
Magnum Hunter Resources, Inc.  com              55972F203      190    20000 SH       SOLE                    20000
Measurement Specialties Inc.   com              583421102      109    11000 SH       SOLE                     8200              2800
Meridian Medical Technologies, com              589658103      844    45000 SH       SOLE                    45000
Micro General Corp.            com              594838302      341    39800 SH       SOLE                    39800

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                               September 30, 2001

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mitchell Energy                com              606592202      311     6200 SH       SOLE                     6000               200
Multi Color Corp.              com              625383104      220    13770 SH       SOLE                    10000              3770
Neogen                         com              640491106     1124    78285 SH       SOLE                    40000             38285
Neoware Systems                com              64065P102      358   221100 SH       SOLE                   100000            121100
Novel Denim Holdings           com              G6674P109      278    36350 SH       SOLE                    30000              6350
Occidental Petroleum Corp.     com              674599105      548    22529 SH       SOLE                                      22529
Opnet Technologies             com              683757108      386    65800 SH       SOLE                    59800              6000
Optical Communication Producti com              68382T101      241   104000 SH       SOLE                   100000              4000
Optimal Robotics Corp.         com              68388R208     1321    53930 SH       SOLE                    30000             23930
P.F. Changs China Bistro       com              69333y108     2133    59375 SH       SOLE                    40000             19375
PEC Solutions, Inc.            com              705107100     1154    67750 SH       SOLE                    50000             17750
Panera Bread Co.               com              69840W108     2249    64285 SH       SOLE                    50000             14285
Pemstar, Inc.                  com              706552106     1244   108200 SH       SOLE                    80000             28200
Petroquest Energy, Inc.        com              716748108      798   158575 SH       SOLE                   100000             58575
Possis Medical, Inc.           com              737407106      135    11500 SH       SOLE                    10000              1500
Pricesmart, Inc.               com              741511109     1177    33630 SH       SOLE                    20000             13630
Prima Energy Corp.             com              741901201     1629    73545 SH       SOLE                    60000             13545
Qlogic Corp.                   com              747277101      621    32700 SH       SOLE                    30000              2700
RPC, Inc.                      com              749660106      812    65300 SH       SOLE                    60000              5300
Radware, Ltd.                  com              M81873107      354    40605 SH       SOLE                    20000             20605
Remington Oil & Gas            com              759594302     1902   145335 SH       SOLE                   100000             45335
Rit Technologies Ltd.          com              m8215n109       56    35000 SH       SOLE                    35000
SFBC International, Inc.       com              784121105     1599   104830 SH       SOLE                    64900             39930
Sani Tech Industry Inc.        com              801017104        0    11000 SH       SOLE                                      11000
ScanSource, Inc.               com              806037107     2374    53000 SH       SOLE                    50000              3000
Scottish Annunity              com              G7885T104     1163    76764 SH       SOLE                    50000             26764
Sento Corp.                    com              816918106       38    30000 SH       SOLE                    30000
Sherwood Brands, Inc.          com              82437l104      118    20000 SH       SOLE                    20000
Sicor, Inc.                    com              825846108     1625    86000 SH       SOLE                    80000              6000
Skechers USA, Inc.             com              830566105     1297   111080 SH       SOLE                    72000             39080
SonicWall, Inc.                com              835470105      748    63000 SH       SOLE                    55000              8000
Spectralink Corp.              com              847580107      423    27000 SH       SOLE                    25000              2000
Stellent, Inc.                 com              85856W105      619    43000 SH       SOLE                    40000              3000
Sungard Data Systems           com              867363103      234    10000 SH       SOLE                     5000              5000
Sunrise Assisted Living        com              86768K106     2510    97190 SH       SOLE                    64000             33190
Suprema Specialties, Inc.      com              86859f107     2814   288000 SH       SOLE                   210000             78000
Synplicity, Inc.               com              87160Y108      304    54200 SH       SOLE                    49300              4900
TRC Companies, Inc.            com              872625108      831    23000 SH       SOLE                    11900             11100

                         Oberweis Asset Management, Inc.
                                    FORM 13F
                               September 30, 2001

                                                                                                               Voting Authority
                                                                                                         ---------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
TTI Team Telecom               com              m88258104      398    33000 SH       SOLE                    30000              3000
Talx Corporation               com              874915105      469    22000 SH       SOLE                    22000
Taro Pharmaceuticals           com              M8737E108      774    22000 SH       SOLE                    20000              2000
Teknowledge Corp.              com              878919208      278    79350 SH       SOLE                    40000             39350
Telular Corp.                  com              87970t208      400    78800 SH       SOLE                    40000             38800
Thoratec Corp.                 com              885175307      901    54500 SH       SOLE                    50000              4500
Tripos, Inc.                   com              896928108      472    27430 SH       SOLE                    20000              7430
U.S. Energy Systems, Inc.      com              902951102      210    50000 SH       SOLE                    50000
U.S. Laboratories              com              90333T105      692    76155 SH       SOLE                    40000             36155
US-China Industrial            com              90329w302      101    12000 SH       SOLE                    12000
Utek Corporation               com              91759p106      133    18000 SH       SOLE                    18000
Vans, Inc.                     com              921930103      172    15000 SH       SOLE                    15000
Verisity LTD.                  com              M97385112      401    55000 SH       SOLE                    50000              5000
ViaSat Inc.                    com              92552V100      981    55000 SH       SOLE                    50000              5000
Vimpel Communications          com              68370R109      296    18000 SH       SOLE                    15000              3000
Vintage Petroleum              com              927460105     1016    64100 SH       SOLE                    50000             14100
Virage Logic Corp.             com              92763R104      700    64000 SH       SOLE                    60000              4000
Walgreen Company               com              931422109      275     8000 SH       SOLE                                       8000
Waste Connections, Inc.        com              941053100      594    22000 SH       SOLE                    20000              2000
Wilson Greatbatch Tech         com              972232102     1172    40000 SH       SOLE                    37000              3000
Zevex International, Inc.      com              98950E400      253   110000 SH       SOLE                   110000
REPORT SUMMARY               135 DATA RECORDS               115842           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file infiable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.